Debt, long-term debt (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Long-term debt
Principal amount	$ 2,520	$ 2,530
Unamortized discount and debt issuance costs	75	76
Total long-term debt	2,445	2,454
Current portion of long-term debt	12	14
Long-term debt, net	2,433	2,440
TDS Parent Company
Long-term debt
Principal amount	837	837
Unamortized discount and debt issuance costs	27	28
Long-term debt	810	809
Long-term debt maturities
Scheduled principal payments 2017	12
Scheduled principal payments 2018	13
Scheduled principal payments 2019	12
Scheduled principal payments 2020	12
Scheduled principal payments 2021	$ 14
TDS Parent Company | 6.625% Senior Notes
Long-term debt
Interest rate on debt	6.625%
Date of debt issuance	Mar. 31, 2005
Maturity date of debt issued	Mar. 31, 2045
Call date of debt issued	Mar. 31, 2010
Principal amount	$ 116	116
Unamortized discount and debt issuance costs	3	3
Long-term debt	$ 113	113
TDS Parent Company | 6.875% Senior Notes
Long-term debt
Interest rate on debt	6.875%
Date of debt issuance	Nov. 16, 2010
Maturity date of debt issued	Nov. 15, 2059
Call date of debt issued	Nov. 15, 2015
Principal amount	$ 225	225
Unamortized discount and debt issuance costs	7	8
Long-term debt	$ 218	217
TDS Parent Company | 7% Senior Notes
Long-term debt
Interest rate on debt	7.00%
Date of debt issuance	Mar. 21, 2011
Maturity date of debt issued	Mar. 15, 2060
Call date of debt issued	Mar. 15, 2016
Principal amount	$ 300	300
Unamortized discount and debt issuance costs	10	10
Long-term debt	$ 290	290
TDS Parent Company | 5.875% Senior Notes
Long-term debt
Interest rate on debt	5.875%
Date of debt issuance	Dec. 03, 2012
Maturity date of debt issued	Dec. 01, 2061
Call date of debt issued	Dec. 01, 2017
Principal amount	$ 195	195
Unamortized discount and debt issuance costs	7	7
Long-term debt	$ 188	188
TDS Parent Company | Purchase contracts
Long-term debt
Date of debt issuance	Oct. 03, 2001
Maturity date of debt issued	Oct. 03, 2021
Principal amount	$ 1	1
Purchase contracts	$ 1	1
U.S. Cellular | 6.7% Senior Notes
Long-term debt
Interest rate on debt	6.70%
Maturity date of debt issued	Dec. 15, 2033
Principal amount	$ 544	544
Unamortized discount and debt issuance costs	15	15
Long-term debt	$ 529	529
U.S. Cellular | 6.7% Senior Notes | Minimum
Long-term debt
Date of debt issuance	Dec. 08, 2003
Call date of debt issued	Dec. 08, 2003
U.S. Cellular | 6.7% Senior Notes | Maximum
Long-term debt
Date of debt issuance	Jun. 28, 2004
Call date of debt issued	Jun. 28, 2004
U.S. Cellular | 6.95% Senior Notes
Long-term debt
Interest rate on debt	6.95%
Date of debt issuance	May 09, 2011
Maturity date of debt issued	May 15, 2060
Call date of debt issued	May 15, 2016
Principal amount	$ 342	342
Unamortized discount and debt issuance costs	11	11
Long-term debt	$ 331	331
U.S. Cellular | 7.25% Senior Notes
Long-term debt
Interest rate on debt	7.25%
Date of debt issuance	Dec. 08, 2014
Maturity date of debt issued	Dec. 01, 2063
Call date of debt issued	Dec. 08, 2019
Principal amount	$ 275	275
Unamortized discount and debt issuance costs	10	10
Long-term debt	$ 265	265
U.S. Cellular | 7.25% Senior Notes
Long-term debt
Interest rate on debt	7.25%
Date of debt issuance	Nov. 23, 2015
Maturity date of debt issued	Dec. 01, 2064
Call date of debt issued	Dec. 01, 2020
Principal amount	$ 300	300
Unamortized discount and debt issuance costs	10	10
Long-term debt	$ 290	290
U.S. Cellular | U.S. Cellular Term loan facility
Long-term debt
Date of debt issuance	Jul. 20, 2015
Maturity date of debt issued	Jan. 21, 2022
Principal amount	$ 214	225
Unamortized discount and debt issuance costs	2	2
Long-term debt	212	223
U.S. Cellular | Obligation on capital leases
Long-term debt
Principal amount	2	2
Obligation on capital leases	2	2
TDS Telecom | Rural Utility Service and other notes
Long-term debt
Principal amount	1	1
Long-term debt	1	1
TDS Telecom | Obligation on capital leases
Long-term debt
Principal amount	1	1
Obligation on capital leases	1	1
Other | Long-term notes
Long-term debt
Principal amount	4	3
Long-term debt	4	3
Total Subsidiaries
Long-term debt
Principal amount	1,683	1,693
Unamortized discount and debt issuance costs	48	48
Long-term debt	$ 1,635	$ 1,645